PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.1%
Corporate Bonds 2.9%
Mexico 0.9%
Petroleos Mexicanos, Gtd. Notes	6.700%	02/16/32		351	$350,404
Supranational Bank 2.0%
Asian Development Bank, Sr. Unsec’d. Notes, GMTN	5.000	07/24/31	PEN	1,440	418,251
Corp. Andina de Fomento, Sr. Unsec’d. Notes, EMTN	7.500	04/08/30	INR	20,300	208,306
Inter-American Development Bank, Sr. Unsec’d. Notes, GMTN	7.350	10/06/30	INR	21,000	216,926
					843,483

Total Corporate Bonds (cost $1,255,110)					1,193,887
Sovereign Bonds 91.6%
Argentina 1.2%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		74	64,928
Sr. Unsec’d. Notes	1.000	07/09/29		450	402,987
Sr. Unsec’d. Notes	4.125(cc)	07/09/35		41	32,151
					500,066
Benin 0.3%
Benin Government International Bond, Sr. Unsec’d. Notes	4.875	01/19/32	EUR	100	112,230
Brazil 4.3%
Brazil Notas do Tesouro Nacional,
Notes, Series NTNB	6.000	08/15/30	BRL	2	295,280
Notes, Series NTNF	10.000	01/01/27	BRL	5	941,432
Notes, Series NTNF	10.000	01/01/29	BRL	3	456,139
Notes, Series NTNF	10.000	01/01/31	BRL	1	102,641
					1,795,492
Chile 1.6%
Bonos de la Tesoreria de la Republica en pesos,
Bonds	5.000	03/01/35	CLP	75,000	77,165
Bonds, 144A	5.800	10/01/29	CLP	285,000	311,071
Bonds, Series 30Y	6.000	01/01/43	CLP	135,000	147,614
Unsec’d. Notes, 144A	2.800	10/01/33	CLP	50,000	45,442
Unsec’d. Notes, 144A	4.700	09/01/30	CLP	95,000	99,600
					680,892
China 2.8%
China Government Bond,
Bonds, Series INBK	2.110	08/25/34	CNH	3,710	571,216
Bonds, Series INBK	2.190	09/25/54	CNH	1,000	148,232
Bonds, Series INBK	2.270	05/25/34	CNH	1,640	255,426
Bonds, Series INBK	3.320	04/15/52	CNH	260	47,219

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China (cont’d.)
China Government Bond, (cont’d.)
Bonds, Series INBK	3.810%	09/14/50	CNH	330	$63,699
Bonds, Series INBK	3.860	07/22/49	CNH	380	73,377
					1,159,169
Colombia 11.2%
Colombian TES,
Bonds, Series B	6.250	07/09/36	COP	2,702,400	576,826
Bonds, Series B	7.000	03/26/31	COP	1,439,100	373,029
Bonds, Series B	7.000	06/30/32	COP	2,067,000	513,471
Bonds, Series B	7.250	10/18/34	COP	461,900	109,984
Bonds, Series B	7.250	10/26/50	COP	210,000	41,684
Bonds, Series B	7.750	09/18/30	COP	3,683,100	993,001
Bonds, Series B	11.750	01/24/35	COP	1,631,200	501,991
Bonds, Series B	12.750	11/28/40	COP	1,284,300	419,532
Bonds, Series G	7.000	03/26/31	COP	759,800	195,832
Bonds, Series UVR	6.500	01/22/31	COP	2,801,672	889,139
Sr. Unsec’d. Notes, Series UVR	3.750	06/16/49	COP	270,753	62,347
					4,676,836
Czech Republic 3.1%
Czech Republic Government Bond,
Sr. Unsec’d. Notes, Series 049	4.200	12/04/36	CZK	2,950	132,076
Sr. Unsec’d. Notes, Series 094	0.950	05/15/30	CZK	4,480	188,894
Sr. Unsec’d. Notes, Series 103	2.000	10/13/33	CZK	2,860	113,216
Sr. Unsec’d. Notes, Series 105	2.750	07/23/29	CZK	13,290	607,837
Sr. Unsec’d. Notes, Series 130	0.050	11/29/29	CZK	6,050	251,592
					1,293,615
Dominican Republic 1.0%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.875	09/23/32		300	281,073
Sr. Unsec’d. Notes	11.250	09/15/35	DOP	8,000	153,546
					434,619
El Salvador 0.4%
El Salvador Government International Bond, Sr. Unsec’d. Notes	9.250	04/17/30		150	160,761
Ghana 0.4%
Ghana Government International Bond,
Sr. Unsec’d. Notes	2.997(s)	01/03/30		90	79,024
Sr. Unsec’d. Notes	5.000(cc)	07/03/29		94	91,575
					170,599
Guatemala 0.5%
Guatemala Government Bond, Sr. Unsec’d. Notes	4.900	06/01/30		200	196,215
Hungary 5.1%
Hungary Government Bond,
Bonds, Series 29/A	2.000	05/23/29	HUF	142,890	412,527
Bonds, Series 30/A	3.000	08/21/30	HUF	156,900	451,541
Bonds, Series 31/A	3.250	10/22/31	HUF	33,070	93,865

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary (cont’d.)
Hungary Government Bond, (cont’d.)
Bonds, Series 31/B	6.750%	07/23/31	HUF	117,790	$391,238
Bonds, Series 32/A	4.750	11/24/32	HUF	52,770	159,619
Bonds, Series 33/A	2.250	04/20/33	HUF	24,760	64,042
Bonds, Series 37/A	6.250	09/23/37	HUF	49,670	165,536
Bonds, Series 38/A	3.000	10/27/38	HUF	21,890	53,543
Bonds, Series 51/G	4.000	04/28/51	HUF	140,850	344,803
					2,136,714
India 3.6%
India Government Bond,
Sr. Unsec’d. Notes	7.180	08/14/33	INR	31,250	336,032
Sr. Unsec’d. Notes	7.260	02/06/33	INR	20,000	216,108
Sr. Unsec’d. Notes	7.300	06/19/53	INR	51,960	534,740
Sr. Unsec’d. Notes	7.410	12/19/36	INR	37,560	408,618
					1,495,498
Indonesia 3.3%
Indonesia Treasury Bond,
Bonds, Series 068	8.375	03/15/34	IDR	2,405,000	141,870
Bonds, Series 071	9.000	03/15/29	IDR	3,640,000	211,567
Bonds, Series 078	8.250	05/15/29	IDR	1,099,000	62,749
Bonds, Series 079	8.375	04/15/39	IDR	1,031,000	61,904
Bonds, Series 092	7.125	06/15/42	IDR	1,354,000	73,583
Bonds, Series 096	7.000	02/15/33	IDR	4,607,000	252,061
Bonds, Series 100	6.625	02/15/34	IDR	2,400,000	128,176
Bonds, Series 101	6.875	04/15/29	IDR	2,629,000	145,301
Bonds, Series 103	6.750	07/15/35	IDR	2,796,000	149,558
Bonds, Series 104	6.500	07/15/30	IDR	2,605,000	141,079
					1,367,848
Ivory Coast 1.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	340	393,247
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	100	117,082
					510,329
Malaysia 4.1%
Malaysia Government Bond,
Bonds, Series 120	4.065	06/15/50	MYR	1,361	332,215
Bonds, Series 222	4.696	10/15/42	MYR	800	212,896
Bonds, Series 317	4.762	04/07/37	MYR	842	222,946
Bonds, Series 318	4.642	11/07/33	MYR	71	18,408
Bonds, Series 413	3.844	04/15/33	MYR	390	96,429
Bonds, Series 415	4.254	05/31/35	MYR	450	114,245
Bonds, Series 419	3.828	07/05/34	MYR	365	89,897
Bonds, Series 519	3.757	05/22/40	MYR	682	163,381
Malaysia Government Investment Issue,
Bonds, Series 121	3.447	07/15/36	MYR	430	102,594
Bonds, Series 219	4.467	09/15/39	MYR	790	203,374
Bonds, Series 223	4.291	08/14/43	MYR	590	149,868
					1,706,253

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 10.4%
Mexican Bonos,
Bonds, Series M	7.500%	05/26/33	MXN	35	$187,236
Bonds, Series M	7.750	05/29/31	MXN	119	668,008
Bonds, Series M	8.000	11/07/47	MXN	24	119,220
Bonds, Series M	8.500	03/02/28	MXN	314	1,844,883
Bonds, Series M	8.500	02/28/30	MXN	60	348,393
Bonds, Series M	10.000	11/20/36	MXN	18	110,412
Sr. Unsec’d. Notes, Series M	7.750	11/23/34	MXN	132	700,947
Sr. Unsec’d. Notes, Series M	7.750	11/13/42	MXN	33	159,074
Sr. Unsec’d. Notes, Series M	8.500	11/18/38	MXN	33	177,658
					4,315,831
Oman 0.5%
Oman Government International Bond, Sr. Unsec’d. Notes	5.375	03/08/27		200	200,630
Peru 1.4%
Peru Government Bond,
Bonds	5.940	02/12/29	PEN	133	41,469
Bonds	6.900	08/12/37	PEN	260	78,364
Bonds	6.950	08/12/31	PEN	190	63,899
Sr. Unsec’d. Notes	5.350	08/12/40	PEN	937	240,855
Sr. Unsec’d. Notes	6.150	08/12/32	PEN	143	45,640
Sr. Unsec’d. Notes, 144A	6.850	08/12/35	PEN	14	4,328
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.850	02/12/42	PEN	245	73,721
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	7	2,114
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	48	16,143
					566,533
Philippines 4.8%
Philippine Government Bond,
Bonds, Series 0770	6.375	07/27/30	PHP	78,120	1,239,059
Bonds, Series 1073	6.375	04/28/35	PHP	20,850	316,290
Bonds, Series 1074	5.925	02/23/36	PHP	28,820	421,534
Bonds, Series R519	6.000	08/20/30	PHP	2,800	43,761
					2,020,644
Poland 5.6%
Republic of Poland Government Bond,
Bonds, Series 0131	4.500	01/25/31	PLN	1,750	457,803
Bonds, Series 0432	1.750	04/25/32	PLN	710	157,450
Bonds, Series 1030	1.250	10/25/30	PLN	3,350	771,209
Bonds, Series 1033	6.000	10/25/33	PLN	390	107,448
Bonds, Series 1035	5.000	10/25/35	PLN	3,320	844,073
					2,337,983
Romania 3.1%
Romania Government Bond,
Bonds, Series 05Y	4.250	04/28/36	RON	170	30,760
Bonds, Series 08Y	7.350	04/28/31	RON	540	121,828
Bonds, Series 10Y	6.700	02/25/32	RON	405	88,400
Bonds, Series 10Y	7.200	10/30/33	RON	545	122,304
Bonds, Series 11Y	6.750	04/25/35	RON	1,875	411,325
Bonds, Series 11Y	7.100	07/31/34	RON	915	204,565

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romania Government Bond, (cont’d.)
Bonds, Series 15Y	3.650%	09/24/31	RON	345	$66,412

Romanian Government International Bond, Sr. Unsec’d. Notes, EMTN	5.375	03/22/31	EUR	210	248,121
					1,293,715
Serbia 0.6%
Serbia International Bond, Sr. Unsec’d. Notes	1.650	03/03/33	EUR	190	180,951
Serbia Treasury Bonds, Bonds, Series 12.5	4.500	08/20/32	RSD	6,240	58,481
					239,432
South Africa 15.5%
Republic of South Africa Government Bond,
Bonds, Series 2030	8.000	01/31/30	ZAR	14,795	897,297
Bonds, Series 2032	8.250	03/31/32	ZAR	16,474	995,665
Bonds, Series 2035	8.875	02/28/35	ZAR	12,884	792,461
Bonds, Series 2037	8.500	01/31/37	ZAR	17,525	1,031,243
Bonds, Series 2038	10.875	03/31/38	ZAR	660	45,130
Bonds, Series 2040	9.000	01/31/40	ZAR	9,449	561,974
Bonds, Series 2044	8.750	01/31/44	ZAR	9,874	567,620
Bonds, Series 2048	8.750	02/28/48	ZAR	9,331	535,438
Bonds, Series R209	6.250	03/31/36	ZAR	3,850	195,496
Bonds, Series R213	7.000	02/28/31	ZAR	10,845	628,890
Bonds, Series R214	6.500	02/28/41	ZAR	3,932	186,048
					6,437,262
Thailand 3.2%
Thailand Government Bond,
Bonds	1.600	12/17/29	THB	3,885	117,082
Bonds	2.000	06/17/42	THB	2,080	56,051
Bonds	2.875	06/17/46	THB	6,220	180,984
Bonds	3.300	06/17/38	THB	5,750	188,389
Sr. Unsec’d. Notes	1.600	06/17/35	THB	2,700	77,814
Sr. Unsec’d. Notes	1.875	06/17/49	THB	1,063	25,342
Sr. Unsec’d. Notes	2.000	12/17/31	THB	11,505	349,896
Sr. Unsec’d. Notes	3.450	06/17/43	THB	3,523	112,701
Sr. Unsec’d. Notes	3.650	06/20/31	THB	7,249	237,860
					1,346,119
Turkey 1.3%
Turkiye Government Bond,
Bonds, Series 05Y	31.080	11/08/28	TRY	10,070	191,109
Bonds, Series 10Y	11.700	11/13/30	TRY	1,400	14,757
Bonds, Series 10Y	17.800	07/13/33	TRY	2,600	32,720
Bonds, Series 10Y	26.200	10/05/33	TRY	6,620	113,183

Turkiye Government International Bond, Sr. Unsec’d. Notes, Series 7Y	7.125	02/12/32		200	201,606
					553,375

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Uganda 0.9%
Republic of Uganda Government Bonds,
Bonds, Series 15Y	15.800%	06/23/39	UGX	941,700	$250,690
Bonds, Series 20Y	15.000	06/18/43	UGX	504,600	126,893
					377,583
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	8.000	10/29/35	UYU	1,300	32,885
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	47,892
					80,777

Total Sovereign Bonds (cost $36,824,339)					38,167,020
U.S. Treasury Obligation(k) 1.6%
U.S. Treasury Notes (cost $665,844)	4.250	12/31/26		665	665,753

Option Purchased*~ 0.0%
(cost $80)	60

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 96.1% (cost $38,745,373)	40,026,720
Options Written*~ (0.1)%
(premiums received $15,520)	(38,670)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 96.0% (cost $38,729,853)	39,988,050
Short-Term Investments
Options Purchased*~ 0.0%
(cost $28,269)	5,588

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 96.0% (cost $38,758,122)	39,993,638
Options Written*~ (0.4)%
(premiums received $106,492)	(168,855)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 95.6% (cost $38,651,630)	39,824,783
Other assets in excess of liabilities(z) 4.4%	1,832,465

Net Assets 100.0%	$41,657,248

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DOP—Dominican Peso
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NGN—Nigerian Naira
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RON—Romanian Leu
RSD—Serbian Dinar
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
UGX—Ugandan Shilling
USD—US Dollar
UYU—Uruguayan Peso
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CACI—Credit Agricole Corporate and Investment Bank SA
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MIBOR—Mumbai Interbank Offered Rate
MSI—Morgan Stanley & Co. International PLC
OTC—Over-the-counter
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
THOR—Thai Overnight Repurchase Rate
WIBOR—Warsaw Interbank Offered Rate
ZARONIA—South African Overnight Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	08/13/26	400.00		—	EUR	185	$3
Currency Option USD vs CLP	Call	MSI	08/20/26	1,200.00		—		208	1
Currency Option USD vs INR	Call	MSI	08/11/26	105.00		—		302	—
Currency Option USD vs JPY	Call	CITI	08/20/26	160.60		—		212	761
Currency Option USD vs JPY	Call	CITI	08/31/26	161.60		—		210	522
Currency Option USD vs TWD	Call	MSI	08/13/26	36.00		—		422	1
Currency Option EUR vs HUF	Put	CITI	08/24/26	330.00		—	EUR	210	—
Currency Option EUR vs USD	Put	JPM	08/25/26	1.12		—	EUR	5,115	1,933
Currency Option EUR vs USD	Put	DB	12/18/26	1.10		—	EUR	1,105	2,270
Currency Option USD vs COP	Put	CITI	08/20/26	2,700.00		—		224	—
Currency Option USD vs IDR	Put	CITI	09/11/26	15,000.00		—		412	—
Currency Option USD vs KRW	Put	MSI	08/25/26	1,300.00		—		208	5
Currency Option USD vs THB	Put	CITI	09/11/26	28.00		—		412	—
Currency Option USD vs ZAR	Put	DB	08/20/26	15.00		—		209	—
Total OTC Traded (cost $20,934)									$5,496

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/26/27	Call	JPM	08/24/26	2.00%	2.00%(T)	1 Day SOFR(T)/ 3.660%		6,900	$—
2-Year Interest Rate Swap, 08/10/28	Call	BNP	08/06/26	2.00%	2.00%(A)	1 Day SOFR(A)/ 3.660%		5,900	—
2-Year Interest Rate Swap, 08/28/28	Call	JPM	08/27/26	5.00%	5.00%(M)	28 Day Mexican Interbank Rate(M)/ 6.756%	MXN	88,700	—
2-Year Interest Rate Swap, 09/22/28	Call	GSI	09/23/26	6.20%	6.20%(M)	28 Day Mexican Interbank Rate(M)/ 6.756%	MXN	70,000	40
1-Year Interest Rate Swap, 08/19/27	Put	BNP	08/17/26	5.00%	3 Month EURIBOR(Q)/ 2.484%	5.00%(A)	EUR	6,000	—
1-Year Interest Rate Swap, 08/25/27	Put	BNP	08/21/26	4.00%	3 Month EURIBOR(Q)/ 2.484%	4.00%(A)	EUR	6,100	—
1-Year Interest Rate Swap, 10/16/27	Put	DB	10/14/26	9.00%	3 Month PRIBOR(Q)/ 3.850%	9.00%(A)	CZK	128,100	25
1-Year Interest Rate Swap, 10/16/27	Put	JPM	10/14/26	9.00%	3 Month PRIBOR(Q)/ 3.850%	9.00%(A)	CZK	136,500	27
2-Year Interest Rate Swap, 08/10/28	Put	MSI	08/06/26	7.00%	1 Day SOFR(A)/ 3.660%	7.00%(A)		5,900	—
2-Year Interest Rate Swap, 08/19/28	Put	MSI	08/17/26	7.00%	1 Day SOFR(A)/ 3.660%	7.00%(A)		5,900	—
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	13.00%	28 Day Mexican Interbank Rate(M)/ 6.756%	13.00%(M)	MXN	35,000	—
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	13.00%	28 Day Mexican Interbank Rate(M)/ 6.756%	13.00%(M)	MXN	35,000	—
10-Year Interest Rate Swap, 02/18/37	Put	MSI	02/16/27	8.00%	1 Day SOFR(A)/ 3.660%	8.00%(A)		1,600	60
Total OTC Swaptions (cost $7,415)									$152
Total Options Purchased (cost $28,349)									$5,648
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	08/13/26	365.00		—	EUR	185	$(1,501)
Currency Option USD vs CLP	Call	MSI	08/20/26	920.00		—		208	(3,511)
Currency Option USD vs INR	Call	MSI	08/11/26	95.50		—		302	(1,159)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TWD	Call	MSI	08/13/26	31.80		—		422	$(5,910)
Currency Option USD vs COP	Put	CITI	08/20/26	3,600.00		—		224	(30,440)
Currency Option USD vs IDR	Put	CITI	09/11/26	17,800.00		—		412	(1,120)
Currency Option USD vs KRW	Put	MSI	08/25/26	1,470.00		—		208	(4,928)
Currency Option USD vs ZAR	Put	DB	08/20/26	16.35		—		209	(960)
Total OTC Traded (premiums received $29,768)									$(49,529)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/26/27	Call	JPM	08/24/26	4.05%	1 Day SOFR(T)/ 3.660%	4.05%(T)		6,900	$(3,368)
2-Year Interest Rate Swap, 08/10/28	Call	BNP	08/06/26	4.00%	1 Day SOFR(A)/ 3.660%	4.00%(A)		5,900	(638)
2-Year Interest Rate Swap, 08/28/28	Call	JPM	08/27/26	7.05%	28 Day Mexican Interbank Rate(M)/ 6.756%	7.05%(M)	MXN	88,700	(4,899)
1-Year Interest Rate Swap, 08/19/27	Put	BNP	08/17/26	2.80%	2.80%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	6,000	(5,239)
1-Year Interest Rate Swap, 08/25/27	Put	BNP	08/21/26	2.80%	2.80%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	6,100	(6,162)
1-Year Interest Rate Swap, 10/16/27	Put	DB	10/14/26	3.75%	3.75%(A)	3 Month PRIBOR(Q)/ 3.850%	CZK	128,100	(37,859)
1-Year Interest Rate Swap, 10/16/27	Put	JPM	10/14/26	3.75%	3.75%(A)	3 Month PRIBOR(Q)/ 3.850%	CZK	136,500	(40,342)
2-Year Interest Rate Swap, 08/10/28	Put	MSI	08/06/26	4.10%	4.10%(A)	1 Day SOFR(A)/ 3.660%		5,900	(8,718)
2-Year Interest Rate Swap, 08/19/28	Put	MSI	08/17/26	4.15%	4.15%(A)	1 Day SOFR(A)/ 3.660%		5,900	(9,453)
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	7.70%	7.70%(M)	28 Day Mexican Interbank Rate(M)/ 6.756%	MXN	35,000	(1,324)
2-Year Interest Rate Swap, 09/22/28	Put	GSI	09/23/26	7.70%	7.70%(M)	28 Day Mexican Interbank Rate(M)/ 6.756%	MXN	35,000	(1,324)
10-Year Interest Rate Swap, 02/18/37	Put	MSI	02/16/27	4.25%	4.25%(A)	1 Day SOFR(A)/ 3.660%		1,600	(38,670)
Total OTC Swaptions (premiums received $92,244)									$(157,996)
Total Options Written (premiums received $122,012)									$(207,525)
Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	$219,375	$(8,441)
Short Positions:
40	2 Year U.S. Treasury Notes	Sep. 2026	8,224,375	15,991
6	5 Year Euro-Bobl	Sep. 2026	787,648	5,806
34	5 Year U.S. Treasury Notes	Sep. 2026	3,603,203	23,626
1	10 Year Euro-Bund	Sep. 2026	143,406	2,225
7	10 Year U.S. Ultra Treasury Notes	Sep. 2026	767,922	8,631
2	20 Year U.S. Treasury Bonds	Sep. 2026	216,625	6,559
31	Euro Schatz Index	Sep. 2026	3,769,768	(921)
				61,917
				$53,476

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Forward foreign currency exchange contracts outstanding at July 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/26	BARC	BRL	6,995	$1,337,101	$1,378,482	$41,381	$—
Expiring 08/04/26	BARC	BRL	6,995	1,336,128	1,378,482	42,354	—
Expiring 08/04/26	CITI	BRL	388	73,995	76,382	2,387	—
Expiring 09/02/26	BNP	BRL	5,751	1,114,163	1,125,030	10,867	—
Expiring 09/02/26	CITI	BRL	5,751	1,115,254	1,125,029	9,775	—
Expiring 09/02/26	RBC	BRL	276	53,999	54,017	18	—
Chinese Renminbi,
Expiring 09/16/26	MSI	CNH	10,187	1,510,377	1,513,729	3,352	—
Colombian Peso,
Expiring 09/16/26	BNP	COP	264,757	75,562	83,003	7,441	—
Expiring 09/16/26	HSBC	COP	84,975	25,000	26,640	1,640	—
Czech Koruna,
Expiring 10/22/26	HSBC	CZK	562	26,518	26,781	263	—
Egyptian Pound,
Expiring 08/03/26	JPM	EGP	4,512	89,968	88,086	—	(1,882)
Expiring 08/03/26	SCB	EGP	2,480	49,400	48,415	—	(985)
Expiring 08/11/26	CITI	EGP	4,812	88,949	93,599	4,650	—
Expiring 08/11/26	MSI	EGP	8,909	159,652	173,292	13,640	—
Expiring 08/11/26	SCB	EGP	6,881	123,432	133,845	10,413	—
Expiring 08/25/26	CITI	EGP	4,359	84,723	84,237	—	(486)
Expiring 09/03/26	CITI	EGP	6,713	125,000	129,227	4,227	—
Expiring 09/16/26	CITI	EGP	5,459	103,000	104,629	1,629	—
Expiring 10/13/26	SCB	EGP	758	15,018	14,383	—	(635)
Expiring 11/04/26	JPM	EGP	3,810	69,318	71,596	2,278	—
Expiring 12/16/26	SCB	EGP	7,076	132,632	130,885	—	(1,747)
Expiring 01/14/27	CITI	EGP	3,937	71,366	72,045	679	—
Expiring 01/14/27	JPM	EGP	3,783	68,667	69,220	553	—
Expiring 02/11/27	JPM	EGP	3,496	63,654	63,293	—	(361)
Expiring 02/11/27	JPM	EGP	3,496	63,799	63,293	—	(506)
Expiring 04/14/27	CITI	EGP	758	14,018	13,402	—	(616)
Hungarian Forint,
Expiring 10/22/26	MSI	HUF	10,086	31,805	31,771	—	(34)
Indian Rupee,
Expiring 09/16/26	JPM	INR	52,150	549,000	544,283	—	(4,717)
Expiring 09/16/26	MSI	INR	154,437	1,610,048	1,611,860	1,812	—
Indonesian Rupiah,
Expiring 09/16/26	BNY	IDR	7,380,761	403,475	407,553	4,078	—
Expiring 09/16/26	BNY	IDR	1,149,987	63,315	63,500	185	—
Expiring 09/16/26	CITI	IDR	1,211,424	67,167	66,893	—	(274)
Expiring 09/16/26	SCB	IDR	33,667,947	1,850,446	1,859,083	8,637	—
Malaysian Ringgit,
Expiring 09/17/26	MSI	MYR	274	67,167	67,022	—	(145)
Expiring 09/17/26	RBC	MYR	8,719	2,181,113	2,136,591	—	(44,522)
Mexican Peso,
Expiring 09/17/26	MSI	MXN	1,681	95,810	96,680	870	—
New Taiwanese Dollar,
Expiring 09/16/26	HSBC	TWD	41,727	1,315,259	1,293,701	—	(21,558)
Nigerian Naira,
Expiring 08/14/26	BOA	NGN	148,500	104,854	108,120	3,266	—
Expiring 09/14/26	SCB	NGN	107,675	73,000	77,475	4,475	—
Expiring 09/14/26	SCB	NGN	91,791	63,000	66,046	3,046	—
Expiring 10/13/26	CITI	NGN	132,594	92,400	94,416	2,016	—
Expiring 10/13/26	SCB	NGN	169,932	117,600	121,004	3,404	—
Expiring 10/28/26	CITI	NGN	61,412	39,930	43,518	3,588	—
Expiring 10/28/26	JPM	NGN	124,686	81,070	88,355	7,285	—
Expiring 11/16/26	BOA	NGN	298,861	209,360	210,565	1,205	—
Expiring 12/01/26	BOA	NGN	101,518	69,964	71,207	1,243	—
Expiring 12/16/26	CITI	NGN	79,413	50,000	55,455	5,455	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Forward foreign currency exchange contracts outstanding at July 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Nigerian Naira (cont’d.),
Expiring 12/16/26	MSI	NGN	79,300	$50,000	$55,376	$5,376	$—
Expiring 01/19/27	CITI	NGN	151,350	103,275	104,638	1,363	—
Expiring 01/29/27	CITI	NGN	64,303	41,486	44,331	2,845	—
Expiring 01/29/27	SCB	NGN	35,920	23,174	24,763	1,589	—
Philippine Peso,
Expiring 09/17/26	HSBC	PHP	13,670	225,000	222,946	—	(2,054)
Polish Zloty,
Expiring 10/22/26	MSI	PLN	2,818	745,642	754,477	8,835	—
Romanian Leu,
Expiring 10/22/26	HSBC	RON	1,113	241,537	243,337	1,800	—
Serbian Dinar,
Expiring 10/22/26	HSBC	RSD	6,891	66,938	67,571	633	—
South African Rand,
Expiring 09/16/26	CITI	ZAR	1,732	105,000	104,468	—	(532)
Expiring 09/16/26	CITI	ZAR	1,716	105,000	103,478	—	(1,522)
Expiring 09/16/26	GSI	ZAR	487	29,000	29,397	397	—
South Korean Won,
Expiring 09/16/26	HSBC	KRW	370,398	241,239	256,813	15,574	—
Thai Baht,
Expiring 09/16/26	MSI	THB	1,882	57,439	56,573	—	(866)
Turkish Lira,
Expiring 08/19/26	BARC	TRY	39,676	820,473	822,166	1,693	—
Expiring 08/19/26	BARC	TRY	7,544	156,000	156,331	331	—
Expiring 08/19/26	BNP	TRY	3,199	66,461	66,286	—	(175)
Expiring 08/19/26	CITI	TRY	5,080	105,001	105,272	271	—
Expiring 08/19/26	HSBC	TRY	26,451	547,360	548,111	751	—
Expiring 09/15/26	BARC	TRY	14,730	285,406	298,182	12,776	—
				$21,141,907	$21,320,636	262,346	(83,617)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/26	BARC	BRL	551	$105,000	$108,644	$—	$(3,644)
Expiring 08/04/26	BNP	BRL	5,751	1,121,944	1,133,424	—	(11,480)
Expiring 08/04/26	BNP	BRL	308	59,000	60,716	—	(1,716)
Expiring 08/04/26	CITI	BRL	5,751	1,123,105	1,133,424	—	(10,319)
Expiring 08/04/26	MSI	BRL	2,015	386,207	397,138	—	(10,931)
Colombian Peso,
Expiring 09/16/26	BNP	COP	3,743,270	1,022,520	1,173,539	—	(151,019)
Expiring 09/16/26	BNY	COP	902,822	266,811	283,040	—	(16,229)
Expiring 09/16/26	BNY	COP	571,398	162,467	179,136	—	(16,669)
Expiring 09/16/26	BNY	COP	550,807	163,590	172,682	—	(9,092)
Expiring 09/16/26	BNY	COP	168,164	49,337	52,721	—	(3,384)
Expiring 09/16/26	CITI	COP	678,945	206,000	212,854	—	(6,854)
Czech Koruna,
Expiring 10/22/26	BARC	CZK	2,445	116,307	116,508	—	(201)
Expiring 10/22/26	HSBC	CZK	6,753	319,406	321,790	—	(2,384)
Egyptian Pound,
Expiring 08/03/26	JPM	EGP	3,496	69,061	68,250	811	—
Expiring 08/03/26	JPM	EGP	3,496	68,790	68,251	539	—
Euro,
Expiring 10/22/26	BNY	EUR	935	1,076,281	1,082,018	—	(5,737)
Expiring 10/22/26	CACI	EUR	802	920,329	927,445	—	(7,116)
Expiring 10/22/26	SSB	EUR	935	1,075,777	1,082,017	—	(6,240)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Forward foreign currency exchange contracts outstanding at July 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/22/26	BNP	HUF	33,487	$105,194	$105,491	$—	$(297)
Expiring 10/22/26	MSI	HUF	308,583	970,134	972,086	—	(1,952)
Indian Rupee,
Expiring 09/16/26	DB	INR	9,991	104,948	104,271	677	—
Mexican Peso,
Expiring 09/17/26	JPM	MXN	5,699	324,428	327,708	—	(3,280)
New Taiwanese Dollar,
Expiring 09/16/26	HSBC	TWD	12,983	410,000	402,517	7,483	—
Peruvian Nuevo Sol,
Expiring 09/16/26	BOA	PEN	722	211,000	212,069	—	(1,069)
Expiring 09/16/26	CITI	PEN	749	222,480	220,013	2,467	—
Expiring 09/16/26	CITI	PEN	714	210,000	209,614	386	—
Philippine Peso,
Expiring 09/16/26	CITI	PHP	139,780	2,262,544	2,279,864	—	(17,320)
Singapore Dollar,
Expiring 09/16/26	TD	SGD	1,440	1,124,157	1,126,783	—	(2,626)
South African Rand,
Expiring 09/16/26	BARC	ZAR	1,688	102,032	101,821	211	—
Expiring 09/16/26	BOA	ZAR	28,066	1,689,724	1,692,512	—	(2,788)
Expiring 09/16/26	CITI	ZAR	1,747	105,000	105,332	—	(332)
Expiring 09/16/26	MSI	ZAR	28,066	1,678,467	1,692,512	—	(14,045)
Expiring 09/16/26	MSI	ZAR	3,457	208,000	208,450	—	(450)
Expiring 09/16/26	SSB	ZAR	897	53,999	54,082	—	(83)
South Korean Won,
Expiring 09/16/26	CITI	KRW	82,162	54,900	56,966	—	(2,066)
Thai Baht,
Expiring 09/16/26	GSI	THB	6,745	206,000	202,765	3,235	—
Expiring 09/17/26	CITI	THB	3,544	106,000	106,546	—	(546)
Turkish Lira,
Expiring 09/15/26	BARC	TRY	14,730	290,758	298,182	—	(7,424)
				$18,751,697	$19,053,181	15,809	(317,293)
						$278,155	$(400,910)
Credit default swap agreements outstanding at July 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Republic of Argentina	06/20/27	5.000%(Q)	80	1.441%	$2,932	$167	$2,765	MSI
Republic of Ecuador	06/20/27	5.000%(Q)	100	1.342%	3,751	(275)	4,026	GSI
Republic of Ecuador	06/20/28	5.000%(Q)	200	2.505%	10,052	(1,587)	11,639	GSI
Republic of Ivory Coast	06/20/27	1.000%(Q)	150	0.944%	240	(2,037)	2,277	MSI
Republic of Panama	06/20/27	1.000%(Q)	500	0.400%	3,189	(1,214)	4,403	MSI
					$20,164	$(4,946)	$25,110

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.37.V2	06/20/27	1.000%(Q)	779	0.435%	$(319)	$4,726	$5,045
CDX.EM.39.V1	06/20/28	1.000%(Q)	887	0.664%	(4,104)	6,414	10,518
CDX.EM.41.V1	06/20/29	1.000%(Q)	180	0.823%	379	1,061	682
					$(4,044)	$12,201	$16,245

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.40.V1	12/20/28	1.000%(Q)	850	0.749%	$5,790	$3,467	$2,323	JPM
CDX.EM.41.V1	06/20/29	1.000%(Q)	320	0.823%	1,887	539	1,348	JPM
					$7,677	$4,006	$3,671
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	668	01/04/27	6.325%(T)	1 Day BROIS(2)(T)/ 0.053%	$—	$(55,740)	$(55,740)
BRL	1,056	01/04/27	6.529%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(84,253)	(84,253)
BRL	2,210	01/04/27	9.775%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(50,198)	(50,198)
BRL	413	01/04/27	11.680%(T)	1 Day BROIS(2)(T)/ 0.053%	72	(8,141)	(8,213)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	1,688	01/04/27	11.755%(T)	1 Day BROIS(2)(T)/ 0.053%	$—	$(27,393)	$(27,393)
BRL	518	01/04/27	13.270%(T)	1 Day BROIS(1)(T)/ 0.053%	—	(810)	(810)
BRL	12,074	01/04/27	14.048%(T)	1 Day BROIS(1)(T)/ 0.053%	—	12,877	12,877
BRL	14,633	01/04/27	14.159%(T)	1 Day BROIS(1)(T)/ 0.053%	—	(3,145)	(3,145)
BRL	43,190	01/04/27	14.205%(T)	1 Day BROIS(2)(T)/ 0.053%	—	13,559	13,559
BRL	8,776	01/04/27	14.257%(T)	1 Day BROIS(1)(T)/ 0.053%	—	4,582	4,582
BRL	2,235	01/04/27	14.262%(T)	1 Day BROIS(1)(T)/ 0.053%	—	1,132	1,132
BRL	5,544	01/04/27	14.298%(T)	1 Day BROIS(1)(T)/ 0.053%	—	2,264	2,264
BRL	2,877	01/03/28	12.720%(T)	1 Day BROIS(2)(T)/ 0.053%	(167)	(15,709)	(15,542)
BRL	6,785	01/03/28	13.001%(T)	1 Day BROIS(2)(T)/ 0.053%	1,733	(30,625)	(32,358)
BRL	4,460	01/03/28	13.400%(T)	1 Day BROIS(1)(T)/ 0.053%	10,786	18,879	8,093
BRL	2,893	01/03/28	13.895%(T)	1 Day BROIS(2)(T)/ 0.053%	—	367	367
BRL	2,079	01/02/29	10.960%(T)	1 Day BROIS(2)(T)/ 0.053%	(14,361)	(59,494)	(45,133)
BRL	2,790	01/02/29	12.528%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(23,227)	(23,227)
BRL	2,265	01/02/29	12.695%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(17,513)	(17,513)
BRL	1,009	01/02/29	13.040%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(7,473)	(7,473)
BRL	1,008	01/02/29	13.045%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(7,440)	(7,440)
BRL	2,136	01/02/29	13.215%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(15,895)	(15,895)
BRL	2,330	01/02/29	13.258%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(18,730)	(18,730)
BRL	3,400	01/02/29	13.290%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(25,120)	(25,120)
BRL	4,092	01/02/29	13.312%(T)	1 Day BROIS(1)(T)/ 0.053%	—	22,601	22,601
BRL	3,881	01/02/29	13.360%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(13,007)	(13,007)
BRL	2,776	01/02/29	13.450%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(17,315)	(17,315)
BRL	776	01/02/31	13.114%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(10,112)	(10,112)
BRL	3,027	01/02/31	13.260%(T)	1 Day BROIS(2)(T)/ 0.053%	—	(34,867)	(34,867)
BRL	942	01/02/31	14.215%(T)	1 Day BROIS(1)(T)/ 0.053%	—	70	70
BRL	5,547	01/02/31	14.470%(T)	1 Day BROIS(1)(T)/ 0.053%	906	(11,485)	(12,391)
CLP	212,804	12/22/30	4.810%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	2,839	2,839
CLP	207,613	12/23/30	4.835%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	2,541	2,541
CLP	686,225	03/18/31	4.882%(S)	1 Day CLOIS(1)(S)/ 4.500%	(1,372)	7,344	8,716
CLP	809,137	03/18/31	4.884%(S)	1 Day CLOIS(1)(S)/ 4.500%	7,071	8,580	1,509
CLP	265,510	06/17/31	5.155%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	—	—
CLP	264,985	06/17/31	5.160%(S)	1 Day CLOIS(1)(S)/ 4.500%	—	(65)	(65)
CLP	346,370	09/16/31	5.097%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,918)	(1,918)
CLP	345,275	09/16/31	5.105%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,774)	(1,774)
CLP	273,830	09/16/31	5.113%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,312)	(1,312)
CLP	264,495	09/16/31	5.130%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,045)	(1,045)
CLP	452,325	09/16/31	5.183%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(636)	(636)
CLP	25,080	03/15/33	5.100%(S)	1 Day CLOIS(2)(S)/ 4.500%	(422)	(279)	143
CNH	3,000	07/28/27	2.438%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	—	4,523	4,523
CNH	2,407	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	(760)	6,716	7,476
CNH	5,630	04/24/28	2.811%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	—	20,230	20,230
CNH	5,700	06/18/30	1.385%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.457%	(4,616)	(1,804)	2,812
COP	236,760	12/21/27	10.125%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	1,593	1,593
COP	4,978,835	09/16/28	11.450%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(5,694)	(5,694)
COP	1,844,040	09/16/28	11.581%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(3,441)	(3,441)
COP	2,902,445	09/16/28	11.596%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(5,657)	(5,657)
COP	455,595	06/11/31	11.090%(Q)	1 Day COOIS(2)(Q)/ 11.192%	—	3,215	3,215
COP	1,930,000	06/17/31	11.350%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(19,754)	(19,754)
COP	751,250	06/17/31	11.470%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(8,783)	(8,783)
COP	506,965	06/17/31	11.475%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(5,958)	(5,958)
COP	751,250	06/17/31	11.505%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(9,102)	(9,102)
COP	499,085	06/17/31	11.516%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(6,114)	(6,114)
COP	1,183,950	06/17/31	11.534%(Q)	1 Day COOIS(1)(Q)/ 11.192%	—	(14,763)	(14,763)
COP	464,625	09/16/31	10.755%(Q)	1 Day COOIS(2)(Q)/ 11.192%	—	1,898	1,898
COP	883,950	09/16/31	10.865%(Q)	1 Day COOIS(2)(Q)/ 11.192%	(14)	4,757	4,771
COP	549,940	09/16/31	10.925%(Q)	1 Day COOIS(2)(Q)/ 11.192%	—	3,349	3,349
COP	471,300	09/16/31	10.990%(Q)	1 Day COOIS(2)(Q)/ 11.192%	—	3,232	3,232
COP	419,885	09/16/31	10.997%(Q)	1 Day COOIS(2)(Q)/ 11.192%	—	2,914	2,914

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	72,100	06/10/27	3.950%(T)	3 Month PRIBOR(2)(Q)/ 3.850%	$—	$(4,371)	$(4,371)
CZK	3,992	06/15/31	1.730%(A)	6 Month PRIBOR(2)(S)/ 3.950%	—	(23,748)	(23,748)
CZK	5,913	09/18/34	3.955%(A)	6 Month PRIBOR(2)(S)/ 3.950%	1,870	(6,320)	(8,190)
CZK	5,727	12/17/35	4.153%(A)	6 Month PRIBOR(2)(S)/ 3.950%	—	(4,054)	(4,054)
HUF	150,000	03/17/27	6.250%(A)	6 Month BUBOR(1)(S)/ 5.550%	—	(982)	(982)
HUF	70,907	03/18/31	5.928%(A)	6 Month BUBOR(2)(S)/ 5.550%	—	4,812	4,812
HUF	55,805	06/17/31	5.910%(A)	6 Month BUBOR(2)(S)/ 5.550%	—	4,301	4,301
HUF	127,732	09/16/31	4.677%(A)	6 Month BUBOR(2)(S)/ 5.550%	—	(10,520)	(10,520)
INR	35,320	06/18/30	5.613%(S)	1 Day MIBOR(2)(S)/ 5.410%	—	(8,313)	(8,313)
INR	18,858	06/18/30	6.075%(S)	1 Day MIBOR(2)(S)/ 5.410%	—	(1,290)	(1,290)
INR	124,774	09/17/30	5.650%(S)	1 Day MIBOR(2)(S)/ 5.410%	480	(29,506)	(29,986)
INR	124,178	06/17/31	6.875%(S)	1 Day MIBOR(1)(S)/ 5.410%	(8,430)	(28,405)	(19,975)
KRW	11,745,000	07/28/27	3.020%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(29,583)	(29,583)
KRW	11,745,000	07/28/27	3.080%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(24,725)	(24,725)
KRW	496,507	09/21/27	3.087%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	(230)	(1,437)	(1,207)
KRW	180,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	2,771	1,256	(1,515)
KRW	904,550	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	(2,005)	(6,639)	(4,634)
KRW	1,726,156	03/18/28	3.035%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(11,414)	(11,414)
KRW	1,544,210	03/18/28	3.036%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	—	(10,192)	(10,192)
KRW	107,825	12/20/28	3.830%(Q)	3 Month KWCDC(1)(Q)/ 2.950%	(3,058)	(192)	2,866
KRW	500,440	06/19/29	3.390%(Q)	3 Month KWCDC(1)(Q)/ 2.950%	(12,418)	3,967	16,385
KRW	447,383	12/18/29	2.886%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	2,712	(9,798)	(12,510)
KRW	272,611	06/18/30	2.423%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	1,217	(10,322)	(11,539)
KRW	44,232	06/18/30	2.645%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	58	(1,417)	(1,475)
KRW	1,335,700	09/17/30	2.469%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	705	(52,357)	(53,062)
KRW	843,324	09/17/30	2.488%(Q)	3 Month KWCDC(2)(Q)/ 2.950%	461	(32,612)	(33,073)
MXN	10,625	06/14/28	7.218%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	1,490	1,490
MXN	16,080	06/14/28	7.238%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	2,593	2,593
MXN	18,260	09/14/28	7.110%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	(185)	(2,296)	(2,111)
MXN	4,672	12/13/28	7.105%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(896)	(896)
MXN	15,530	09/11/30	7.647%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(482)	(482)
MXN	5,420	09/11/30	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(50)	(50)
MXN	7,085	09/11/30	7.675%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	187	187
MXN	4,420	09/11/30	7.745%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	764	764
MXN	3,119	09/11/30	7.873%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	(3)	1,366	1,369
MXN	16,336	03/12/31	7.658%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	937	(2,587)	(3,524)
MXN	5,510	06/11/31	8.273%(M)	28 Day Mexican Interbank Rate(1)(M)/ 6.756%	—	(6,674)	(6,674)
MXN	6,690	09/11/31	7.598%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(4,145)	(4,145)
MXN	18,385	09/11/31	7.650%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(9,124)	(9,124)
PLN	2,250	06/18/30	3.963%(A)	6 Month WIBOR(2)(S)/ 3.840%	—	(7,434)	(7,434)
PLN	1,110	03/18/31	3.942%(A)	6 Month WIBOR(1)(S)/ 3.840%	—	5,047	5,047
THB	61,703	09/16/31	1.620%(Q)	1 Day THOR(2)(Q)/ 0.986%	772	(14,524)	(15,296)
	1,900	05/11/31	4.150%(A)	1 Day SOFR(1)(A)/ 3.660%	(17,673)	(567)	17,106
	500	05/11/56	3.870%(A)	1 Day SOFR(2)(A)/ 3.660%	(34,179)	(52,765)	(18,586)
ZAR	49	09/21/27	7.490%(Q)	3 Month JIBAR(2)(Q)/ 6.983%	(27)	4	31
ZAR	2,634	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	(286)	(3,050)	(2,764)
ZAR	33,680	09/16/28	7.393%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	(587)	4,285	4,872
ZAR	2,510	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	—	(5,912)	(5,912)
ZAR	5,543	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	—	(5,537)	(5,537)
ZAR	7,651	09/17/30	7.138%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	—	7,936	7,936
ZAR	4,135	06/17/31	7.820%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	—	(1,366)	(1,366)
ZAR	6,680	07/13/31	7.415%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	93	4,990	4,897
ZAR	2,218	09/16/31	7.736%(A)	1 Day ZARONIA(2)(A)/ 6.858%	—	(429)	(429)
ZAR	8,930	09/27/31	7.493%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	3,128	5,518	2,390
ZAR	4,635	01/04/32	7.595%(Q)	3 Month JIBAR(1)(Q)/ 6.983%	5,064	2,121	(2,943)
ZAR	2,682	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 6.983%	(11)	11,221	11,232
					$(59,968)	$(839,906)	$(779,938)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments  (unaudited) (continued)
as of July 31, 2026
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	2,300	07/21/27	3.640%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	$601	$1	$600	GSI
MYR	3,000	07/29/27	3.500%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(251)	(1)	(250)	JPM
MYR	1,165	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(695)	—	(695)	BOA
MYR	1,170	03/19/30	3.515%(Q)	3 Month KLIBOR(2)(Q)/ 3.450%	(1,073)	—	(1,073)	CITI
					$(1,418)	$—	$(1,418)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).